Operating Lease Right-of-Use Assets, Net (Details) - Schedule of operating lease right -of-use assets	12 Months Ended
Jun. 30, 2021 USD ($)
Operating Lease Right-of-Use Assets, Net (Details) - Schedule of operating lease right -of-use assets [Line Items]
Beginning balance of total right-of-use assets, at cost	$ 6,682,454
Increase/(Decrease) in right-of-use assets, at cost	(2,438,945)
Exchange Rate Translation of right-of-use assets, at cost	640,719
Ending balance of total right-of-use assets, at cost	4,884,227
Increase /(Decrease) in right-of-use assets, at cost	(2,438,945)
Beginning balance of accumulated amortization	(730,866)
Increase /(Decrease) in accumulated amortization	179,450
Exchange Rate Translation of right-of-use assets, at cost	(70,075)
Ending balance of accumulated amortization	(621,491)
Beginning balance of right-of-use assets, net	5,951,588
Increase /(Decrease) in right-of-use assets, net	(2,259,495)
Exchange Rate Translation of right-of-use assets, net	570,643
Ending balance of right-of-use assets, net	4,262,736
Shou Hill Valley Area [Member]
Operating Lease Right-of-Use Assets, Net (Details) - Schedule of operating lease right -of-use assets [Line Items]
Beginning balance of total right-of-use assets, at cost	2,118,794
Increase/(Decrease) in right-of-use assets, at cost
Exchange Rate Translation of right-of-use assets, at cost	203,151
Ending balance of total right-of-use assets, at cost	2,321,945
Increase /(Decrease) in right-of-use assets, at cost
Villas [Member]
Operating Lease Right-of-Use Assets, Net (Details) - Schedule of operating lease right -of-use assets [Line Items]
Beginning balance of total right-of-use assets, at cost	2,091,284
Increase/(Decrease) in right-of-use assets, at cost
Exchange Rate Translation of right-of-use assets, at cost	200,514
Ending balance of total right-of-use assets, at cost	2,291,798
Increase /(Decrease) in right-of-use assets, at cost
Hotel [Member]
Operating Lease Right-of-Use Assets, Net (Details) - Schedule of operating lease right -of-use assets [Line Items]
Beginning balance of total right-of-use assets, at cost	2,225,557
Increase/(Decrease) in right-of-use assets, at cost	(2,438,945)
Exchange Rate Translation of right-of-use assets, at cost	213,388
Ending balance of total right-of-use assets, at cost
Increase /(Decrease) in right-of-use assets, at cost	(2,438,945)
Base Station Tower [Member]
Operating Lease Right-of-Use Assets, Net (Details) - Schedule of operating lease right -of-use assets [Line Items]
Beginning balance of total right-of-use assets, at cost	246,819
Increase/(Decrease) in right-of-use assets, at cost
Exchange Rate Translation of right-of-use assets, at cost	23,665
Ending balance of total right-of-use assets, at cost	270,484
Increase /(Decrease) in right-of-use assets, at cost